Note 13 - Commitments and Contingencies (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Total Capital Commitments at Period End	$ 41,086
Number of Vessels Under Construction	2
Line of Credit Facility, Maximum Borrowing Capacity	$ 200,000
Construction and Installation of Scrubbers, Number of Existing Vessels for Which Amounts are Payable	3
Ainsley Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 60,214
Ambrose Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	63,975
Kemp Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	61,250
Hyde Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	60,667
Skerrett Maritime Co. [Member]
Line of Credit Facility, Maximum Borrowing Capacity	$ 61,750
Ainsley Maritime Co., Ambrose Maritime Co., Kemp Maritime Co. and Hyde Maritime Co.and Skerrett Maritime Co. [Member]
Debt Guarantee Percentage	100.00%
Future Minimum Contractual Charter Revenues Assumptions [Member]
Time Charter Arrangements Remaining Terms Period (Month)	10 years 90 days
Revenue Days Per Annum (Day)	1 year